Debt (Tables)	12 Months Ended
Sep. 28, 2013
Debt Instruments [Abstract]
Schedule Of Major Components Of Debt
The following table reflects major components of debt as of September 28, 2013, and September 29, 2012:

		in millions
	2013	2012
Revolving credit facility	$—	$—
Senior notes:
3.25% Convertible senior notes due October 2013 (2013 Notes)	458	458
6.60% Senior notes due April 2016 (2016 Notes)	638	638
7.00% Notes due May 2018	120	120
4.50% Senior notes due June 2022 (2022 Notes)	1,000	1,000
7.00% Notes due January 2028	18	18
Discount on senior notes	(6)	(28)
GO Zone tax-exempt bonds due October 2033 (0.07% at 9/28/2013)	100	100
Other	80	126
Total debt	2,408	2,432
Less current debt	513	515
Total long-term debt	$1,895	$1,917